GOING CONCERN AND MANAGEMENTS' PLAN	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
GOING CONCERN AND MANAGEMENTS' PLAN

NOTE 2 – GOING CONCERN AND MANAGEMENTS’ PLAN

The Company’s financial statements for the three months ended March 31, 2012 and the period of March 3, 2011 through December 31, 2011 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of $237,659 for the three months ended March 31, 2012, and an accumulated deficit of $1,064,954 as of March 31, 2012. At March 31, 2012, the Company had a working capital deficit of $131,001.

The future success of the Company is likely dependent on its ability to attain additional capital, or to find an acquisition to add value to its present shareholders and ultimately, upon its ability to attain future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations. Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.